Coronavirus Loans (Details Narrative)					9 Months Ended
	Jul. 16, 2020 USD ($)	Jul. 16, 2020 EUR (€)	May 08, 2020 USD ($)	Apr. 20, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loan					$ 343,907
Notes payable current					134,868
Notes payable long term					330,887		$ 121,848
Global Telesat Communications Limited [Member] | Europe [Member] | Maximum [Member]
Loan | €				€ 250,000
Coronavirus Loans [Member]
Notes payable current					13,020
Notes payable long term					$ 7,812
Coronavirus Loans [Member] | First Repayment [Member]
Loan maturity date	Jul. 16, 2020	Jul. 16, 2020
Prepayment of balance of debentures percentage	Voluntary prepayments are allowed with 5 business days' written notice and the amount of the prepayment is equal to 10% or more of the Limit or, if less, the balance of the debenture.	Voluntary prepayments are allowed with 5 business days' written notice and the amount of the prepayment is equal to 10% or more of the Limit or, if less, the balance of the debenture.
Coronavirus Loans [Member] | Lenders [Member]
Loan	$ 313,875
Loan term	6 years	6 years
Interest rate		3.99%
Loan maturity date	Jul. 15, 2026	Jul. 15, 2026
Coronavirus Loans [Member] | Europe [Member] | First Repayment [Member]
Notes payable long term | €		€ 41,667
Coronavirus Loans [Member] | Europe [Member] | Lenders [Member]
Loan | €		€ 250,000
Coronavirus Loans [Member] | US$: GBP [Member] | Lenders [Member]
Foreign currency translation rate	1.2555	1.2555
Payroll Protection Program [Member] | Coronavirus Loans [Member]
Loan			$ 20,832
Loan term			2 years
Interest rate			1.00%